Revenue from contracts with customers and trade receivables (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	[1],[2]	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	[1],[2]	Mar. 31, 2023 USD ($)	[1],[2]
Statements [Line Items]
Provision made during the year, net of reversals	₨ 4,943
Provision used during the year	(4,129)
Effect of changes in foreign exchange rates	66
Refund Liability [Member]
Statements [Line Items]
Balance at the beginning of the year	4,579			₨ 4,716
Provision made during the year, net of reversals	4,784			3,321
Provision used during the year	(4,129)	$ (27)		(3,502)	$ (21)		$ (21)
Effect of changes in foreign exchange rates	63			44
Balance at the closing of the year	5,297			4,579
Current	5,297			4,579
Non-current	₨ 0			₨ 0

[1]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.
[2]	The Company’s overall provision for refund liability as of March 31, 2025 relating to the Company’s North America Generics business was U.S.$41, compared to a liability of U.S.$35 as of March 31, 2024. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.